Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Loss for the year	£ (13,840)	£ (23,085)	£ (6,049)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	12	(8)	(2)
Other comprehensive income (expense) for the year	12	(8)	(2)
Total comprehensive loss for the year	(13,828)	(23,093)	(6,051)
Attributable to:
Equity holders of the Company	£ (13,828)	£ (23,093)	£ (6,051)